Cash	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash	NOTE 3. CASH Cash consisted of the following:
	As of December 31, 2020	As of December 31, 2019

Cash on hand	$-	$-
Cash in banks	3,247,287	13,567
Total cash	$3,247,287	$13,567